Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	kr 43,171
Total amortisation	1,599	kr 1,066	kr 1,096
Impairment losses for the year	760	573	350
Intangible assets other than goodwill	51,416	43,171
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	55,362
End of the year	66,671	55,362
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	26,407
End of the year	26,622	26,407
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	14,806
End of the year	14,613	14,806
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	3,058
End of the year	3,075	3,058
Assets under construc-tion
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	11,091
End of the year	22,361	11,091
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	37,150
Impairment losses for the year	760	573
Intangible assets other than goodwill	42,994	37,150
Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	1,675
Intangible assets other than goodwill	3,330	1,675
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	4,346	0
Additions during the year	0	0
Disposals during the year	0	0
Effect of exchange rate adjustment	222	0
Goodwill at end of period	5,092	4,346	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	49,582	25,340
Additions during the year	2,736	1,075
Disposals during the year	(184)	(45)
Effect of exchange rate adjustment	1,188	155
Intangible assets other than goodwill	60,104	49,582	25,340
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	95,887	86,686
Additions during the year	14,654	7,091
Disposals, property, plant and equipment	(982)	(853)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	1,554	2,381
End of the year	111,426	95,887	86,686
Gross carrying amount | Business combinations
Reconciliation of changes in goodwill [abstract]
Additions during the year	524	4,346
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	6,782	23,057
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	313	582
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	41,076	37,509
Additions during the year	706	827
Disposals, property, plant and equipment	(205)	(359)
Transfer and reclassifications	1,000	1,529
Effect of exchange rate adjustment	529	1,048
End of the year	43,403	41,076	37,509
Gross carrying amount | Land and buildings | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	297	522
Gross carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	35,944	31,503
Additions during the year	143	890
Disposals, property, plant and equipment	(123)	(148)
Transfer and reclassifications	1,152	3,078
Effect of exchange rate adjustment	430	621
End of the year	37,548	35,944	31,503
Gross carrying amount | Plant and machinery | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	2	0
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	7,776	6,876
Additions during the year	645	516
Disposals, property, plant and equipment	(621)	(305)
Transfer and reclassifications	329	468
Effect of exchange rate adjustment	(29)	164
End of the year	8,114	7,776	6,876
Gross carrying amount | Other equipment | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	14	57
Gross carrying amount | Assets under construc-tion
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	11,091	10,798
Additions during the year	13,160	4,858
Disposals, property, plant and equipment	(33)	(41)
Transfer and reclassifications	(2,481)	(5,075)
Effect of exchange rate adjustment	624	548
End of the year	22,361	11,091	10,798
Gross carrying amount | Assets under construc-tion | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	0	3
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	41,802	22,404
Additions during the year	1,310	583
Disposals during the year	(151)	0
Effect of exchange rate adjustment	1,004	128
Intangible assets other than goodwill	49,731	41,802	22,404
Gross carrying amount | Intellectual property rights | Business combinations
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	5,766	18,687
Gross carrying amount | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	3,434	2,936
Additions during the year	1,426	492
Disposals during the year	(33)	(45)
Effect of exchange rate adjustment	(38)	27
Intangible assets other than goodwill	5,281	3,434	2,936
Gross carrying amount | Software and other intangibles | Business combinations
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	492	24
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	0
Effect of exchange rate adjustment	0	0
Impairment losses for the year	0	0
Goodwill at end of period	0	0	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation and impairment losses reversed on disposals during the year	0	0
Depreciation and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(6,411)	(4,683)
Effect of exchange rate adjustment	80	90
Total amortisation	1,599	1,066
Impairment losses for the year	760	573
Amortisation and impairment losses reversed on disposals during the year	(162)	(1)
Intangible assets other than goodwill	(8,688)	(6,411)	(4,683)
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(40,525)	(36,417)
Effect of exchange rate adjustment	186	573
Amortisation for the year	4,954	4,245
Impairment losses for the year	49	141
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(959)	(851)
End of the year	(44,755)	(40,525)	(36,417)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(14,669)	(12,936)
Effect of exchange rate adjustment	52	192
Amortisation for the year	2,245	1,892
Impairment losses for the year	3	14
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(188)	(365)
End of the year	(16,781)	(14,669)	(12,936)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(21,138)	(19,444)
Effect of exchange rate adjustment	117	273
Amortisation for the year	1,793	1,529
Impairment losses for the year	10	32
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(123)	(140)
End of the year	(22,935)	(21,138)	(19,444)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(4,718)	(4,037)
Effect of exchange rate adjustment	17	108
Amortisation for the year	916	824
Impairment losses for the year	3	54
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(615)	(305)
End of the year	(5,039)	(4,718)	(4,037)
Depreciation and impairment losses | Assets under construc-tion
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	0	0
Effect of exchange rate adjustment	0	0
Amortisation for the year	0	0
Impairment losses for the year	33	41
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(33)	(41)
End of the year	0	0	0
Depreciation and impairment losses | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(4,652)	(3,135)
Effect of exchange rate adjustment	70	78
Total amortisation	1,404	866
Impairment losses for the year	760	573
Amortisation and impairment losses reversed on disposals during the year	(149)	0
Intangible assets other than goodwill	(6,737)	(4,652)	(3,135)
Depreciation and impairment losses | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(1,759)	(1,548)
Effect of exchange rate adjustment	10	12
Total amortisation	195	200
Impairment losses for the year	0	0
Amortisation and impairment losses reversed on disposals during the year	(13)	(1)
Intangible assets other than goodwill	kr (1,951)	kr (1,759)	kr (1,548)